Divestitures - Recognized disposal gain in consolidated statements of operations (Details) - Beijing Changping Technology Development Co. Ltd.("BC-TID") ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)
Disposal Group
Divestitures
Historical cost of remained investment			¥ 37,660
Carrying amount of Beijing's net liabilities deconsolidated			378
Carrying amount of noncontrolling interest			2,703
Disposal gain of the deconsolidating Beijing Origin	$ 5,670	¥ 40,740	40,741
Fair value of retained investment			66,448
Gain is attributable to the 48.27% ownership interest retained in Beijing Origin	$ 4,010	¥ 28,790	28,788
Gain on deconsolidated of subsidiary			¥ 69,529
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Divestitures
Percentage of equity interest owned			48.27%